Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of lease liabilities

	2023		2022		2021
	Non-current	Current	Non-current	Current	Non-current	Current
Lease liabilities	325	341	272	294	276	266

Summary of lease liabilities and discount rates
These liabilities are discounted at the following rates:

Lease term	2023	Effective average monthly rate used	2022	Effective average monthly rate used	2021	Effective average monthly rate used
0 to 1 year	87	1.55%	39	1.07%	32	0.80%
1 to 2 years	142	1.17%	198	1.54%	116	1.03%
2 to 3 years	210	1.02%	144	1.23%	150	1.15%
3 to 4 years	46	0.97%	81	1.28%	109	1.25%
4 to 5 years	118	0.90%	43	0.95%	42	0.96%
5 to 9 years	38	0.81%	45	0.79%	86	0.89%
More than 9 years	25	0.75%	16	0.82%	7	0.80%

	666		566		542

Summary of lease liabilities activity
The evolution of the Group’s leases liabilities for the fiscal year ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Balance at the beginning of the year	566	542	551
Leases increases	404	306	284
Financial accretions	77	75	57
Leases decreases	(23)	(15)	(46)
Payments	(359)	(341)	(302)
Net exchange and translation differences	-	(2)	(1)
Result from net monetary position (1)	1	1	(1)

Balance at the end of year	666	566	542

(1)
Includes the adjustment for inflation of opening balances of lease liabilities of subsidiaries with the peso as functional currency, which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net income in the statement of comprehensive income.